united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares				Fair Value

	COMMON STOCK - 80.3%
	ADVERTISING - 2.2%
330,008	National CineMedia, Inc.			$2,706,066

	AEROSPACE/DEFENSE - 1.2%
2,139	Northrop Grumman Corp.			786,874
5,010	United Technologies Corp.			652,502
				1,439,376
	AIRLINES - 2.0%
93,000	American Airlines Group, Inc.			2,446,830

	APPAREL - 1.6%
105,000	Under Armour, Inc. *			1,954,050

	AUTO MANUFACTURERS - 1.9%
130,000	Blue Bird Corp. *			2,371,200

	AUTO PARTS & EQUIPMENT - 2.0%
36,000	BorgWarner, Inc.			1,174,680
11,000	Lear Corp.			1,234,860
				2,409,540
	BANKS - 3.3%
100,000	Bank of America Corp.			2,751,000
66,000	Westpac Banking Corp. - ADR			1,252,680
				4,003,680
	COMMERCIALS SERVICES - 1.0%
67,000	BG Staffing, Inc.			1,255,580

	COMPUTERS - 2.0%
12,000	Apple, Inc.			2,504,880

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
2,400	BlackRock, Inc.			1,014,144
32,000	Charles Schwab Corp.			1,224,640
89,000	Lazard Ltd.			3,056,260
				5,295,044
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.7%
1,625,000	Orion Energy Systems, Inc. *			4,208,750
485,000	Pioneer Power Solutions, Inc. * <			2,706,300
				6,915,050
	ELECTRONICS - 2.0%
65,000	ABB Ltd. - ADR			1,236,300
8,047	Coherent, Inc. *			1,166,493
				2,402,793
	ENTERTAINMENT - 1.6%
175,000	AMC Entertainment Holdings, Inc.			1,944,250

	HOUSEHOLD PRODUCTS/WARES - 2.1%
126,001	Acme United Corp.			2,556,560

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares				Fair Value

	COMMON STOCK - 80.3% (Continued)
	INTERNET - 4.7%
2,050	Alphabet, Inc. - Class A *			$2,440,586
600	Amazon.com, Inc. *			1,065,774
5,600	Facebook, Inc. *			1,039,752
28,500	Tencent Holdings Ltd. - ADR			1,176,195
				5,722,307
	LIMITED PARTNERSHIP - 5.8%
84,000	Blackstone Group LP - MLP			4,179,840
110,000	KKR & Co. LP			2,842,400
				7,022,240
	MACHINERY - CONSTRUCTION & MINING - 1.1%
11,000	Caterpillar, Inc.			1,309,000

	MEDIA - 5.4%
27,000	CBS Corp.			1,135,620
115,000	Gannett Co., Inc.			1,209,800
120,000	Grupo Televisa SAB - ADR			1,060,800
579,438	Lee Enterprises, Inc. *			1,031,400
35,500	Meredith Corp.			1,554,190
4,741	Walt Disney Co.			650,750
				6,642,560
	OIL & GAS - 2.0%
35,000	Exxon Mobil Corp.			2,396,800

	PHARMACEUTICALS - 9.6%
18,000	AbbVie, Inc.			1,183,320
46,000	Bristol-Myers Squibb Co.			2,211,220
31,000	Cardinal Health, Inc.			1,337,030
45,000	CVS Health Corp.			2,741,400
14,200	Johnson & Johnson			1,822,712
19,000	Zoetis, Inc. - Class A			2,401,980
				11,697,662
	PIPELINES - 1.2%
45,000	Enbridge, Inc.			1,505,700

	REITS - 1.0%
95,000	Monmouth Real Estate Investment Corp.			1,246,400

	RETAIL - 6.5%
79,000	Denny's Corp. *			1,863,610
40,000	PetIQ, Inc. *			1,266,400
27,000	Target Corp.			2,890,080
88,000	Wendy's Co.			1,936,000
				7,956,090
	SEMICONDUCTORS - 3.2%
95,000	Advanced Micro Devices, Inc. *			2,987,750
20,286	Applied Materials, Inc.			974,134
				3,961,884
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares				Fair Value

	COMMON STOCK - 80.3% (Continued)
	SOFTWARE - 4.1%
9,500	Guidewire Software, Inc. *			$913,710
11,683	Oracle Corp.			608,217
24,000	Paychex, Inc.			1,960,800
9,600	salesforce.com, Inc. *			1,498,272
				4,980,999
	TELECOMMUNICATIONS - 1.8%
62,000	AT&T, Inc.			2,186,120

	TRANSPORTATION - 1.0%
9,500	Kansas City Southern			1,195,100

	TOTAL COMMON STOCK (Cost - $79,479,392)			98,027,761

	PREFERRED STOCK - 4.0%
	BANKS - 1.4%
855,000	Citigroup, Inc., 5.95%			900,499
835,000	Morgan Stanley, 5.55%			844,586
				1,745,085
	INVESTMENT COMPANIES - 1.9%
47,000	Compass Diversified Holdings, 7.25%			1,081,000
47,903	Compass Diversified Holdings, 7.875%			1,180,330
				2,261,330
	TRUCKING & LEASING - 0.7%
8,500	General Finance Corp., 9.00%			863,515

	TOTAL PREFERRED STOCK (Cost - $4,778,014)			4,869,930

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 4.7%
	BUILDING MATERIALS - 0.6%
$650,000	U.S. Concrete, Inc.	6.375	6/1/2024	684,125

	ELECTRONICS - 0.7%
800,000	ADT Corp.	6.250	10/15/2021	854,000

	FOOD - 0.7%
850,000	B&G Foods, Inc.	4.625	6/1/2021	855,950

	MEDIA - 0.7%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	852,550

	OIL & GAS SERVICES - 0.1%
500,000	Bristow Group, Inc.	6.250	10/15/2022	72,500

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 4.7% (Continued)
	RETAIL - 0.8%
$942,000	Wendy's International LLC	7.000	12/15/2025	$1,022,070

	TELECOMMUNICATIONS - 1.1%
1,405,000	Consolidated Communications, Inc.	6.500	10/1/2022	1,320,700

	TOTAL CORPORATE BONDS (Cost - $5,862,569)			5,661,895

	U.S. TREASURY OBLIGATIONS - 5.7%
7,000,000	United States Treasury Bill, 1.87% due 10/10/2019 ** (Cost - $6,983,479)			6,985,647

Shares	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 4.3%
5,285,910	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.00% ***			5,285,910
	(Cost - $5,285,910)

	TOTAL INVESTMENTS - 99.0% (Cost - $102,389,364)			$120,831,143
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.0%			1,214,710
	NET ASSETS - 100.0%			$122,045,853

* Non-income producing security.
< Illiquid security. At August 31, 2019, the securities amounted to 2.2% of net assets.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. This security had a market value of $852,550 and 0.7% of net assets.
** Represents yield to maturity.
*** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
REITS - Real Estate Investment Trust

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares		Fair Value

	COMMON STOCK - 90.3%
	ADVERTISING - 2.6%
230,700	National CineMedia, Inc.	$1,891,740

	APPAREL - 4.2%
106,000	Rocky Brands, Inc.	3,088,840

	AUTO PARTS & EQUIPMENT - 3.6%
64,000	Douglas Dynamics, Inc.	2,672,640

	BANKS - 0.9%
29,500	Bar Harbor Bankshares	651,065

	BUILDING MATERIALS - 1.6%
259,800	LSI Industries, Inc.	1,161,306

	CHEMICALS - 2.8%
67,000	Oil-Dri Corporation of America	2,060,920

	COMMERCIAL SERVICES - 7.6%
121,100	BG Staffing, Inc.	2,269,414
67,000	Collectors Universe, Inc.	1,736,640
68,000	Healthcare Services Group, Inc.	1,533,400
		5,539,454
	COMPUTERS - 1.9%
118,500	TransAct Technologies, Inc.	1,405,410

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
77,000	Westwood Holdings Group, Inc.	2,113,650

	ELECTRIC - 1.7%
16,000	MGE Energy, Inc.	1,213,600

	FOOD - 3.4%
212,300	Rocky Mountain Chocolate Factory, Inc.	1,980,759
20,000	Village Super Market, Inc. - Class A	499,400
		2,480,159
	GAS - 2.7%
70,425	RGC Resources, Inc.	1,998,662

	HEALTHCARE - SERVICES - 0.5%
50,700	Psychemedics Corp.	397,488

	HOME FURNISHINGS - 3.4%
99,000	Ethan Allen Interiors, Inc.	1,702,800
54,250	Flexsteel Industries, Inc.	821,345
		2,524,145
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares		Fair Value

	COMMON STOCK - 90.3% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 2.1%
76,425	Acme United Corp.	$1,550,663

	INSURANCE - 3.5%
30,100	Kansas City Life Insurance Co.	978,250
559,219	Marketing Alliance, Inc. # *	1,565,815
		2,544,065
	INVESTMENT COMPANIES - 1.7%
67,000	Compass Diversified Holdings - MLP	1,255,580

	LEISURE TIME - 4.2%
40,142	Bowl America, Inc.	643,055
235,500	Escalade, Inc.	2,432,715
		3,075,770
	MEDIA - 5.1%
511,492	A.H. Belo Corp.	1,826,026
145,131	Gannett Co., Inc.	1,526,778
14,900	Value Line, Inc.	399,320
		3,752,124
	MISCELLANEOUS MANUFACTURER - 1.4%
59,300	Myers Industries, Inc.	998,019

	OFFICE FURNISHINGS - 3.3%
95,667	Kewaunee Scientific Corp.	1,539,760
55,000	Steelcase, Inc.	854,150
		2,393,910
	OFFICE/BUSINESS EQUIPMENT - 2.1%
94,400	AstroNova, Inc.	1,550,992

	REAL ESTATE - 2.2%
25,000	McGrath RentCorp.	1,600,750

	REITS - 6.2%
203,000	CatchMark Timber Trust, Inc. - Class A	2,011,730
193,000	Monmouth Real Estate Investment Corp.	2,532,160
		4,543,890
	RETAIL - 1.4%
64,625	PetMed Express, Inc.	1,021,075

	SEMICONDUCTORS - 2.2%
48,800	Brooks Automation, Inc.	1,626,504

	SOFTWARE - 2.9%
134,550	American Software, Inc.	2,120,508

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares		Fair Value

	COMMON STOCK - 90.3% (Continued)
	TELECOMMUNICATIONS - 0.8%
151,300	Consolidated Communications Holdings, Inc.	$609,739

	TEXTILES - 3.7%
510,000	Crown Crafts, Inc. #	2,738,700

	WATER - 7.7%
25,408	Artesian Resources Corp.	924,851
164,000	Global Water Resources, Inc.	1,953,240
23,400	Middlesex Water Co.	1,428,336
34,975	York Water Co.	1,305,967
		5,612,394

	TOTAL COMMON STOCK (Cost - $59,474,845)	66,193,762

	SHORT-TERM INVESTMENTS - 9.6%
	MONEY MARKET FUND - 9.6%
7,056,385	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.96% ** (Cost - $7,056,385)	7,056,385

	TOTAL INVESTMENTS - 99.9% (Cost - $66,531,230)	$73,250,147
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	42,292
	NET ASSETS - 100.0%	$73,292,439

# Affiliated issuer.
* Illiquid security. At August 31, 2019, the illiquid security amounted to 2.1% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

MLP - Master Limited Partnership
REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares		Fair Value

	COMMON STOCK - 96.5%
	APPAREL - 11.2%
216,000	Lakeland Industries, Inc. *	$2,220,480
127,250	Rocky Brands, Inc.	3,708,065
152,482	Superior Group of Cos, Inc.	2,162,195
		8,090,740
	AUTO MANUFACTURERS - 3.9%
154,715	Blue Bird Corp. *	2,822,002

	AUTO PARTS & EQUIPMENT - 1.8%
40,731	Miller Industries, Inc.	1,274,473

	BEVERAGES - 2.4%
114,000	Farmer Brothers Co. *	1,383,960
278,942	Truett-Hurst, Inc. - Class A * #	368,203
		1,752,163
	BUILDING MATERIALS - 1.5%
233,668	LSI Industries, Inc.	1,044,496

	COMMERCIAL SERVICES - 5.9%
250,000	ARC Document Solutions, Inc. *	347,500
74,700	Collectors Universe, Inc.	1,936,224
57,800	SP Plus Corp. *	1,994,678
		4,278,402
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
489,614	Orion Energy Systems, Inc. *	1,268,100
202,126	Pioneer Power Solutions, Inc. * <	1,127,863
		2,395,963
	ELECTRONICS - 5.7%
22,000	Allied Motion Technologies, Inc.	708,620
78,500	Napco Security Technologies, Inc. *	2,706,680
74,000	Turtle Beach Corp. *	668,220
		4,083,520
	ENVIRONMENTAL CONTROL - 1.4%
256,000	Sharps Compliance Corp. *	985,600

	HAND/MACHINE TOOLS - 3.1%
110,951	QEP Co., Inc. * <	2,221,239

	HOME FURNISHINGS - 1.8%
87,250	Flexsteel Industries, Inc.	1,320,965

	HOUSEHOLD PRODUCTS/WARES - 5.8%
109,481	Acme United Corp.	2,221,369
74,700	Central Garden & Pet Co. *	1,973,574
		4,194,943
	INTERNET - 1.0%
64,000	Points International Ltd. *	717,440

	LEISURE TIME - 9.6%
48,254	Bowl America, Inc.	773,005
249,000	Escalade, Inc.	2,572,170
43,500	Johnson Outdoors, Inc. - Class A	2,436,000
74,000	OneSpaWorld Holdings Ltd. *	1,161,800
		6,942,975
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares		Fair Value

	COMMON STOCK - 96.5% (Continued)
	LODGING - 1.0%
89,000	Century Casinos, Inc. *	$683,520

	MACHINERY - DIVERSIFIED - 4.3%
26,900	Alamo Group, Inc.	3,071,442

	MEDIA - 2.0%
313,515	A. H. Belo Corp.	1,119,249
143,350	NTN Buzztime, Inc. * #	347,896
		1,467,145
	METAL FABRICATE/HARDWARE - 3.4%
111,000	Eastern Co.	2,448,660

	MINING - 2.5%
23,000	United States Lime & Minerals, Inc.	1,774,910

	OFFICE FURNISHINGS - 1.1%
46,000	Kimball International, Inc.	807,300

	RETAIL - 18.2%
160,800	1-800-Flowers.com, Inc. *	2,366,976
88,900	Bassett Furniture Industries, Inc.	1,082,802
91,000	Boot Barn Holdings, Inc. *	3,116,750
238,000	Del Taco Restaurants, Inc. *	2,660,840
91,000	Movado Group, Inc.	1,958,320
1,301,410	US Auto Parts Network, Inc. *	1,913,073
		13,098,761
	SOFTWARE - 1.5%
67,300	American Software, Inc.	1,060,648

	TELECOMMUNICATIONS - 1.0%
440,000	Alaska Communications Systems Group, Inc. *	752,400

	TEXTILES - 3.1%
410,468	Crown Crafts, Inc.	2,204,213

	TOTAL COMMON STOCK (Cost - $63,079,951)	69,493,920

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
2,617,651	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.96% ** (Cost - $2,617,651)	2,617,651

	TOTAL INVESTMENTS - 100.1% (Cost - $65,697,602)	$72,111,571
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(71,449)
	NET ASSETS - 100.0%	$72,040,122

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At August 31, 2019, these securities amounted to 4.7% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares				Fair Value

	PREFERRED STOCK - 21.6%
	BANKS - 10.1%
16,000	Bank of America Corp., 4.00%			$377,440
17,000	Cititgroup Capital XIII, 9.12%			464,780
16,000	GMAC Capital Trust I, 8.47%			419,200
250,000	Mellon Capital IV, 4.00%			222,500
13,000	PNC Financial Services Group, Inc., 6.125%			357,110
13,000	US Bancorp, 6.50%			357,240
250,000	Wachovia Cap Trust III, 5.57%			250,380
				2,448,650
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
300,000	American Express Co., 4.90%			300,456

	ENTERTAINMENT - 1.9%
18,000	Chicken Soup For The Soul Entertainment, Inc., 9.75%			455,580

	INVESTMENT COMPANIES - 2.1%
21,000	Compass Diversified Holdings, 7.25%			483,000
1,000	Compass Diversified Holdings, 7.875%			24,640
				507,640
	MEDIA - 1.3%
300,000	Viacom, Inc., 5.875%			313,689

	PRIVATE EQUITY - 1.8%
16,000	KKR & Co., Inc., 6.75%			428,160

	REITS - 1.8%
18,000	Monmouth Real Estate Investment Corp., 6.125%			448,200

	TRUCKING & LEASING - 1.4%
13,500	General Finance Corp., 8.125%			350,662

	TOTAL PREFERRED STOCK (Cost - $5,241,354)			5,253,037

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 73.0%
	APPAREL - 1.8%
$450,000	Under Armour, Inc.	3.250	6/15/2026	439,891

	BUILDING MATERIALS - 2.6%
600,000	US Concrete, Inc.	6.375	6/1/2024	631,500

	CHEMICALS - 2.8%
655,000	CF Industries, Inc.	3.450	6/1/2023	672,272

	COMMERCIAL SERVICES - 2.7%
650,000	Quad Graphics, Inc.	7.000	5/1/2022	666,250

	COSMETICS & TOILETRIES - 0.4%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	102,375

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 73.0% (Continued)
	ELECTRONICS - 1.9%
$250,000	ADT Corp.	6.250	10/15/2021	$266,875
200,000	ADT Corp.	3.500	7/15/2022	201,250
				468,125
	ENTERTAINMENT - 7.5%
600,000	AMC Entertainment Holdings, Inc.	5.750	6/15/2025	572,250
505,000	National CineMedia LLC	6.000	4/15/2022	510,681
160,000	National CineMedia LLC	5.750	8/15/2026	155,600
580,000	Speedway Motorsports, Inc.	5.125	2/1/2023	590,150
				1,828,681
	FOOD - 7.9%
655,000	B&G Foods, Inc.	4.625	6/1/2021	659,585
600,000	Ingles Markets, Inc.	5.750	6/15/2023	613,500
650,000	TreeHouse Foods, Inc.	4.875	3/15/2022	657,313
				1,930,398
	HEALTHCARE - SERVICES - 2.6%
632,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	638,699

	HOUSEHOLD PRODUCTS/WARES - 5.2%
625,000	ACCO Brands Corp. *	5.250	12/15/2024	642,969
600,000	Central Garden & Pet Co.	6.125	11/15/2023	625,500
				1,268,469
	HOUSEWARES - 2.4%
563,000	Scotts Miracle-Gro Co.	6.000	10/15/2023	585,086

	LEISURE TIME - 0.9%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	218,022

	MACHINERY - DIVERSIFIED - 2.6%
600,000	Tennant Co.	5.625	5/1/2025	622,500

	MEDIA - 9.0%
400,000	AMC Networks, Inc.	4.750	12/15/2022	407,000
650,000	Lee Enterprises, Inc. *	9.500	3/15/2022	651,625
600,000	Salem Media Group, Inc. *	6.750	6/1/2024	527,250
150,000	TEGNA, Inc.	5.125	7/15/2020	150,712
450,000	TEGNA, Inc.	6.375	10/15/2023	463,725
				2,200,312
	MISCELLANEOUS MANUFACTURER - 2.8%
670,000	Trinity Industries, Inc.	4.550	10/1/2024	675,699

	OIL & GAS - 2.5%
110,000	Murphy Oil Corp.	4.000	6/1/2022	110,550
500,000	Murphy Oil Corp.	4.450	12/1/2022	507,500
				618,050
	OIL & GAS SERVICES - 0.4%
725,000	Bristow Group, Inc. ^ **	6.250	10/15/2022	105,125

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 73.0% (Continued)
	RETAIL - 7.1%
$660,000	Brinker International, Inc.	3.875	5/15/2023	$666,600
400,000	Gap, Inc.	5.950	4/12/2021	416,652
598,000	Wendy's International LLC	7.000	12/15/2025	648,830
				1,732,082
	SEMICONDUCTORS - 2.6%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	622,204

	TELECOMMUNICATIONS - 7.3%
495,000	Anixter, Inc.	5.125	10/1/2021	519,131
632,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	579,860
720,000	Consolidated Communications, Inc.	6.500	10/1/2022	676,800
				1,775,791

	TOTAL CORPORATE BONDS (Cost - $18,102,934)			17,801,531

	CONVERTIBLE BONDS - 2.2%
	PRIVATE EQUITY- 2.2%
508,000	Hercules Capital, Inc. (Cost - $507,386)	4.375	2/1/2022	523,902

Shares
	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
564,856	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 1.98% *** (Cost - $564,856)			564,856

	TOTAL INVESTMENTS - 99.1% (Cost - $24,416,530)			$24,143,326
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.9%			229,517
	NET ASSETS - 100.0%			$24,372,843

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,401,704 and 9.9% of net assets.
^ Non-income producing security.
** Security is in default.
*** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2019 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$95,321,461	$2,706,300	$-	$98,027,761
Preferred Stock	4,869,930	-	-	4,869,930
Corporate Bonds	-	5,661,895	-	5,661,895
U.S. Treasury Obligations	-	6,985,647	-	6,985,647
Short-Term Investments	5,285,910	-	-	5,285,910
Total	$105,477,301	$15,353,842	$-	$120,831,143
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$64,627,947	$1,565,815	$-	$66,193,762
Short-Term Investments	7,056,385	-	-	7,056,385
Total	$71,684,332	$1,565,815	$-	$73,250,147
North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$66,144,818	$3,349,102	$-	$69,493,920
Short-Term Investments	2,617,651	-	-	2,617,651
Total	$68,762,469	$3,349,102	$-	$72,111,571
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$5,253,037	$-	$-	$5,253,037
Corporate Bonds	-	17,801,531	-	17,801,531
Convertible Bonds	-	523,902	-	523,902
Short-Term Investments	564,856	-	-	564,856
Total	$5,817,893	$18,325,433	$-	$24,143,326

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolios of Investments for industry classifications.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2019, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
North Star Opportunity Fund	$102,111,426	$22,459,317	$(3,739,600)	$18,719,717
North Star Dividend Fund	67,899,298	13,996,681	(8,645,832)	5,350,849
North Star Micro Cap Fund	66,138,127	16,937,702	(10,964,258)	5,973,444
North Star Bond Fund	24,414,631	461,606	(732,911)	(271,305)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/18/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/18/19

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/18/19